Annual Fund Operating Expenses - Acuitas US Microcap Fund	Nov. 01, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.60%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.35%)	[1]
Net Expenses (as a percentage of Assets)	1.50%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.60%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.35%)	[1]
Net Expenses (as a percentage of Assets)	1.75%

[1]	Acuitas Investments, LLC (the “Adviser”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 1.50% and 1.75%, respectively, through November 1, 2027 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.